24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2017	2016
Income
Income from investment in CFSG Partners	$415,561	$429,008

Expenses
Outsourcing expense	$538,359	$509,345
Service contracts - administration	447,374	389,971
Marketing	484,330	380,753
State deposit tax	590,728	568,549
ATM fees	417,067	382,227
Telephone	278,998	318,059
FDIC Insurance	288,388	306,249